Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
6. Consolidated Balance Sheet Components
Accounts Receivable, Net

Accounts receivable, net consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Trade accounts receivable	$11,404	$5,656
Unbilled receivables	5,448	2,590
Other receivables	1,500	2,312

Total accounts receivable	18,352	10,558
Less: allowance for doubtful accounts	(210)	(150)

Total	$18,142	$10,408

Other Current Assets

Other current assets consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Prepaid expenses	$4,784	$4,631
Customer consideration asset, current (Note 10)	—	2,325

Total	$4,784	$6,956

Property, Equipment and Software, Net
Property, equipment and software, net consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Internal-use software	$3,550	$20,343
Purchased software	17	110
Office furniture and equipment	19	609
Other computer and network equipment	2,991	1,199
Leasehold improvements	277	479

Property, equipment and software, gross	6,854	22,740
Less: accumulated amortization and depreciation	(733)	(2,783)

Total	$6,121	$19,957

For the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020, depreciation and amortization expense related to property, equipment and software amounted to approximately $0.8 million, $4.4 million and $2.7 million, respectively, of which $0.4 million, $3.6 million and $0.9 million, respectively, related to amortization expense of capitalized internal-use
software placed in service.
ICE contributed to the Opco software obtained for internal use (Note 10). In connection with the Business Combination, this internal-use
software was measured at fair value on the acquisition date and is included in the fair value of technology acquired by the Company (Note 4). As of December 31, 2020, the total amount capitalized was $19.8 million, $17.4 million of which had been placed in service.
We entered into a software license agreement that required a minimum usage fee of approximately $0.7 million annually for the contract term. The license was capitalized at the present value of minimum license payments over the contract term. We recognized a corresponding liability for the license payments. The software license was being amortized over the contract term. During the period from October 15, 2021 through December 31, 2021, we terminated the software license agreement. As a result of the termination, we recorded an impairment charge of approximately $1.2 million for the impairment of the related asset to a fair value of $0 and income of $1.3 million for the extinguishment of the related liability. The impairment charge and income are reflected as “Impairment of long-lived assets” and “Other income (expense), net”, respectively.
During 2020, various customizations were made to an application being developed by a third party for Bakkt Marketplace to expand the application’s functionality to meet our business requirements. The application was customized to include necessary features, and its testing began in the second half of 2020. The testing indicated that the desired results would not be met, which was identified as a triggering event for impairment analysis that concluded that the application would not provide a viable solution for its business requirements. As a result, the carrying value of the capitalized internal-use
software was impaired as of December 31, 2020. We recorded an impairment charge of approximately $11.5 million to reduce the carrying amount of internal-use
software within property, equipment and software to a $0 fair value. The impairment charge is included in “Impairment of long-lived assets”.
During 2020, we terminated a software license agreement in accordance with the terms of the agreement. The license was related to the underlying clearing software utilized by Bakkt Clearing and had a five-year term. As a result of the termination, we recorded an impairment charge of approximately $1.4 million to write-off
the license to a $0 fair value. The impairment charge is included in “Impairment of long-lived assets”.
During 2020, we purchased payment software to use in the
roll-out
of our alternative payment method. We ultimately built out our alternative payment method offering using
API-based
integrations instead of the acquired payment software. As such, we recorded an impairment charge of approximately $2.5 million to write-off
the software to a $0 fair value that is included in “Impairment of long-lived assets”.
Deposits with Clearinghouse
Deposits with clearinghouse, current and noncurrent, consisted of the default resource contribution (Note 8). The default resource contribution amounted to approximately $15.2 million and $35.4 million as of December 31, 2021 and 2020, respectively.
On January 19, 2021, ICUS self-certified a rule change with the CFTC, reducing Bakkt Trust’s
“skin-in-the-game”
contribution to the ICUS guaranty fund to approximately $15.2 million from $35.4 million. Following the two-week
self-certification period, in which no comments were received from the CFTC, ICUS proceeded with the reduction. On February 3, 2021, ICUS returned $20.2 million to Bakkt Trust. The default resource contribution includes less than $0.1 million of cash margins held with ICUS.
Other Assets

Other assets consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Customer consideration asset, noncurrent (Note 10)	$—	$2,713
Operating lease right-of-use assets (Note 17)	11,239	1,799
Finance lease right-of-use assets	—	468
Other	2,640	598

Total	$13,879	$5,578

Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Accounts payable	$10,646	$7,165
Accrued expenses	20,130	14,808
Purchasing card payable	17,698	12,683
Salaries and benefits payable	13,349	6,018
Other	2,267	2,241

Total	$64,090	$42,915

Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Participation units liability, current (Note 11)	$2,027	$—
Current maturities of operating lease liability	615	953
Software license obligation, current	—	675
Current maturities of finance lease liability	—	129
Other	1,075	186

Total	$3,717	$1,943

Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Software license obligation, noncurrent	$—	$1,233
Participation units liability, non-current (Note 11)	2,027	870
Operating lease liability, noncurrent (Note 17)	10,647	847
Finance lease liability, noncurrent	—	369

Total	$12,674	$3,319